Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax expense
($ in millions)

2021

2020

2019

Current taxes

1,346 776 855
Deferred taxes

(289) (280) (83)
Income tax expense allocated to continuing operations 1,057 496 772
Income tax expense allocated to discontinued operations 1 322 167

Effective tax rate for the year
($ in millions, except % data)

2021

2020

2019

Income from continuing operations before income taxes 5,787 841 1,862
Weighted-average global tax rate 23.7% 22.9% 18.3%
Income taxes at weighted-average tax rate

1,371 193 341
Items taxed at rates other than the weighted-average tax rate

176 3 (7)
Unrecognized tax benefits 151 (38) 133
Changes in valuation allowance, net

(95) 29 198
Effects of changes in tax laws and enacted tax rates

1 23 63
Non-deductible / non-taxable items (542) 232 44
Other, net

(5) 54 —
Income tax expense from continuing operations 1,057 496 772
Effective tax rate for the year 18.3% 59.0% 41.5%

Components of deferred income tax assets and liabilities from continued operations
December 31, ($ in millions)

2021

2020

Deferred tax assets:
Unused tax losses and credits

551 758
Provisions and other accrued liabilities

757 750
Other current assets including receivables 104 114
Pension

338 413
Inventories

266 370
Intangible assets 1,135 901
Other

57 48
Total gross deferred tax asset 3,208 3,354
Valuation allowance

(1,263) (1,518)
Total gross deferred tax asset, net of valuation allowance 1,945 1,836
Deferred tax liabilities:
Property, plant and equipment

(245) (275)
Intangible assets (281) (419)
Other assets (107) (107)
Pension (302) (223)
Other liabilities

(175) (268)
Inventories

(35) (29)
Unremitted earnings of subsidiaries (308) (333)
Total gross deferred tax liability (1,453) (1,654)
Net deferred tax asset (liability ) 492 182
Included in:
“Deferred taxes”—non-current assets 1,177 843
“Deferred taxes”—non-current liabilities (685) (661)
Net deferred tax asset (liability) 492 182

Unrecognized tax benefits
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized tax items on January 1, 2019 961 239 1,200
Net change due to acquisitions and divestments

11 7 18
Increase relating to prior year tax positions

202 85 287
Decrease relating to prior year tax positions

(82) (63) (145)
Increase relating to current year tax positions

163 6 169
Decrease due to settlements with tax authorities

(57) (8) (65)
Decrease as a result of the applicable statute of limitations

(83) (28) (111)
Exchange rate differences

(9) (5) (14)
Balance at December 31, 2019, which would, if recognized, affect the effective tax rate 1,106 233 1,339
Net change due to acquisitions and divestments

1 — 1
Increase relating to prior year tax positions

298 96 394
Decrease relating to prior year tax positions

(161) (57) (218)
Increase relating to current year tax positions

390 5 395
Decrease due to settlements with tax authorities

(340) (75) (415)
Decrease as a result of the applicable statute of limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31, 2020, which would, if recognized, affect the effective tax rate 1,298 192 1,490
Net change due to acquisitions and divestments

16 (6) 10
Increase relating to prior year tax positions

240 58 298
Decrease relating to prior year tax positions

(42) (3) (45)
Increase relating to current year tax positions

98 7 105
Decrease due to settlements with tax authorities

(175) (20) (195)
Decrease as a result of the applicable statute of limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31, 2021, which would, if recognized, affect the effective tax rate 1,322 199 1,521

Open tax years subject to examination	Region Year Europe 2015 United States 2018 Rest of Americas 2017 China 2012 Rest of Asia, Middle East and Africa 2011